united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 09/30

Date of reporting period: 12/31/15

Item 1. Schedule of Investments.

*	Explanatory note

The Registrant is filing this amendment (“Amendment”) to its Form N-Q for the period ended December 31, 2015 (the “Report”) to reflect changes to the Report for the Vertical Capital Income Fund’s schedule of portfolio investments under Item 1 originally filed with the Securities and Exchange Commission on February 29, 2016 (Accession Number 0001580642-16-007205).

Except as otherwise noted above, the Report was accurate, timely distributed to shareholders, as applicable, and contained all information required per Form N-Q.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.0%
$121,324	Loan ID 200003	Balloon	7.250%	9/1/2035	$112,498
276,485	Loan ID 200004	Fixed	7.990%	10/1/2036	290,310
72,247	Loan ID 200006	ARM	7.990%	1/1/2036	62,009
52,483	Loan ID 200008	ARM	4.000%	3/28/2035	55,107
51,915	Loan ID 200012	ARM	9.800%	7/1/2037	33,188
57,868	Loan ID 200013	Fixed	5.250%	9/1/2040	50,344
38,401	Loan ID 200015	Fixed	7.000%	8/1/2030	17,109
40,661	Loan ID 200016	ARM	10.375%	1/1/2031	36,026
54,721	Loan ID 200018	Fixed	7.000%	1/1/2033	53,240
62,600	Loan ID 200019	Fixed	5.000%	12/1/2036	53,688
79,319	Loan ID 200020	Fixed	5.630%	7/1/2033	83,285
101,322	Loan ID 200023	Fixed	5.875%	12/1/2050	80,296
138,366	Loan ID 200025	ARM	2.875%	3/1/2034	119,996
205,980	Loan ID 200026	Fixed	4.750%	1/1/2050	112,796
228,102	Loan ID 200028	Fixed	4.750%	6/1/2050	182,816
221,788	Loan ID 200029	Fixed	5.310%	7/1/2037	161,033
282,054	Loan ID 200031	Fixed	5.000%	1/1/2051	296,157
342,589	Loan ID 200032	Fixed	3.130%	1/1/2051	313,960
566,878	Loan ID 200035	Fixed	3.000%	11/1/2050	412,427
68,303	Loan ID 200036	Fixed	7.940%	1/12/2034	71,718
167,394	Loan ID 200037	Fixed	7.800%	5/1/2035	175,763
124,025	Loan ID 200041	Fixed	4.875%	8/1/2039	117,955
42,300	Loan ID 200042	Fixed	7.000%	12/1/2037	44,415
64,601	Loan ID 200043	Fixed	6.125%	7/1/2039	67,831
123,330	Loan ID 200045	Fixed	5.625%	12/1/2038	129,496
39,864	Loan ID 200046	Fixed	8.000%	7/1/2027	41,857
54,200	Loan ID 200048	Fixed	5.500%	8/1/2039	56,910
242,800	Loan ID 200049	Fixed	3.875%	3/1/2042	222,829
161,222	Loan ID 200052	Fixed	5.125%	5/1/2040	153,340
40,322	Loan ID 200053	Fixed	4.000%	9/1/2042	23,597
57,113	Loan ID 200054	Fixed	8.250%	3/1/2039	59,969
84,883	Loan ID 200055	Fixed	10.000%	1/5/2036	89,128
127,883	Loan ID 200057	ARM	2.625%	10/1/2036	114,603
60,509	Loan ID 200059	Fixed	6.000%	8/1/2039	55,654
35,738	Loan ID 200060	Fixed	5.750%	8/1/2039	37,525
33,455	Loan ID 200061	Fixed	5.750%	7/1/2024	35,128
27,208	Loan ID 200065	ARM	6.875%	1/1/2037	17,178
227,146	Loan ID 200072 **	Fixed	0.000%	2/1/2051	232,773
181,970	Loan ID 200073 **	Fixed	0.000%	2/1/2026	186,141
165,451	Loan ID 200074 **	Fixed	0.000%	2/1/2031	169,227
208,863	Loan ID 200075	Fixed	4.250%	2/1/2042	210,249

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.0% (Continued)
$173,578	Loan ID 200076	Fixed	4.250%	12/1/2041	$155,479
75,250	Loan ID 200077	Fixed	3.750%	8/1/2042	74,294
34,558	Loan ID 200078	Fixed	7.000%	8/1/2036	29,703
137,904	Loan ID 200079	Fixed	2.000%	8/1/2049	106,710
141,065	Loan ID 200081	Fixed	2.000%	9/1/2037	43,414
68,922	Loan ID 200082	Fixed	8.250%	4/1/2040	61,528
190,045	Loan ID 200084	Fixed	7.000%	3/1/2039	162,164
200,343	Loan ID 200086	Fixed	2.000%	11/1/2050	107,951
226,349	Loan ID 200087	Fixed	5.000%	3/1/2051	143,584
125,744	Loan ID 200088	Fixed	7.000%	6/1/2039	107,047
269,454	Loan ID 200089	Fixed	2.000%	3/1/2052	141,439
275,738	Loan ID 200090	Fixed	2.000%	11/1/2036	62,100
287,959	Loan ID 200091	Fixed	2.000%	11/1/2051	223,085
267,831	Loan ID 200092	Fixed	2.375%	5/1/2036	208,081
138,094	Loan ID 200093	Fixed	4.000%	2/1/2038	99,907
234,518	Loan ID 200094	ARM	2.750%	9/1/2037	161,959
388,297	Loan ID 200100	Fixed	2.000%	7/1/2037	280,745
75,212	Loan ID 200102	Fixed	8.250%	3/1/2040	67,351
119,228	Loan ID 200105	Fixed	2.000%	12/1/2050	80,530
95,541	Loan ID 200106	Fixed	2.000%	2/1/2052	79,738
447,435	Loan ID 200107	Fixed	2.000%	7/1/2052	213,048
190,077	Loan ID 200108	Fixed	3.000%	6/1/2047	108,277
114,554	Loan ID 200110	Fixed	8.250%	8/1/2039	102,601
207,325	Loan ID 200111	Fixed	5.000%	11/1/2050	120,272
305,250	Loan ID 200112	Fixed	3.000%	9/1/2049	142,291
127,687	Loan ID 200114	Fixed	2.000%	10/1/2051	73,118
267,269	Loan ID 200115	Fixed	2.000%	11/1/2051	142,270
149,978	Loan ID 200116	Fixed	7.125%	3/1/2039	128,001
410,482	Loan ID 200125	Fixed	2.000%	5/1/2051	203,747
127,613	Loan ID 200126	Fixed	8.250%	8/1/2039	114,389
142,782	Loan ID 200127	Fixed	5.000%	8/1/2039	90,817
73,835	Loan ID 200128	Fixed	3.000%	7/1/2037	34,144
465,094	Loan ID 200129	Fixed	4.625%	3/1/2052	327,289
36,242	Loan ID 200131	Fixed	3.875%	11/1/2027	36,151
233,459	Loan ID 200133	Fixed	3.490%	1/1/2043	227,227
188,541	Loan ID 200134	Fixed	3.750%	12/1/2042	184,589
126,121	Loan ID 200135	Fixed	4.375%	12/1/2042	129,305
244,728	Loan ID 200136	Fixed	2.875%	10/1/2027	224,018
129,431	Loan ID 200137	Fixed	4.500%	9/1/2042	132,908
49,317	Loan ID 200139	Fixed	4.625%	5/1/2027	50,597
81,049	Loan ID 200141	Fixed	4.250%	2/1/2042	82,761
188,187	Loan ID 200142	Fixed	3.300%	1/1/2037	63,894
129,713	Loan ID 200143	Fixed	3.000%	2/1/2037	122,523
395,536	Loan ID 200145	Fixed	2.000%	8/1/2051	186,235

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.0% (Continued)
$100,089	Loan ID 200152	ARM	3.250%	9/1/2037	$81,875
99,758	Loan ID 200154	Fixed	11.050%	9/1/2037	104,746
55,114	Loan ID 200156	Fixed	8.130%	9/19/2032	55,114
124,087	Loan ID 200157	Fixed	3.750%	1/1/2043	122,821
160,892	Loan ID 200158	Fixed	3.625%	12/1/2042	158,497
186,572	Loan ID 200159	Fixed	3.750%	6/1/2042	185,241
130,300	Loan ID 200160	Fixed	3.250%	2/1/2043	122,806
478,962	Loan ID 200161	Fixed	3.875%	11/1/2041	480,473
230,740	Loan ID 200162	Fixed	3.875%	7/1/2042	231,419
122,307	Loan ID 200163	Fixed	4.000%	1/1/2042	123,525
104,923	Loan ID 200164	Fixed	4.000%	7/1/2042	105,731
202,564	Loan ID 200165	Fixed	4.375%	12/1/2041	207,936
123,120	Loan ID 200166	Fixed	4.000%	2/1/2032	123,837
130,235	Loan ID 200168	Fixed	3.750%	10/1/2042	127,821
24,913	Loan ID 200169	Fixed	6.923%	9/1/2034	26,159
101,448	Loan ID 200171	Fixed	6.500%	4/1/2036	106,520
144,464	Loan ID 200172	Fixed	7.250%	2/1/2037	149,696
93,351	Loan ID 200174	Fixed	7.340%	4/1/2037	98,019
54,424	Loan ID 200175	Fixed	9.600%	5/1/2037	56,348
103,030	Loan ID 200176	Fixed	6.600%	3/1/2037	41,575
61,266	Loan ID 200177	Fixed	8.000%	1/11/2022	64,330
43,141	Loan ID 200178	Fixed	6.500%	5/10/2016	45,298
24,304	Loan ID 200179	Fixed	7.250%	7/27/2019	23,341
19,342	Loan ID 200180	Fixed	6.500%	7/8/2016	20,309
111,582	Loan ID 200181	Fixed	7.500%	3/1/2016	78,661
88,870	Loan ID 200182	Fixed	8.750%	10/10/2016	93,314
268,457	Loan ID 200183	Fixed	4.125%	12/1/2032	272,566
76,242	Loan ID 200184	Fixed	4.375%	12/1/2042	58,184
28,849	Loan ID 200185	Fixed	5.375%	6/1/2042	30,291
55,039	Loan ID 200186	Fixed	5.125%	8/1/2042	57,791
154,504	Loan ID 200188	Fixed	3.875%	2/1/2043	154,555
173,292	Loan ID 200189	Fixed	4.125%	8/1/2042	176,466
344,647	Loan ID 200190	Fixed	3.625%	11/1/2042	339,285
134,146	Loan ID 200191	Fixed	4.125%	11/1/2042	134,368
191,359	Loan ID 200192	Fixed	4.250%	11/1/2042	196,535
168,623	Loan ID 200194	Fixed	4.750%	9/1/2041	141,935
275,038	Loan ID 200195	Fixed	3.875%	3/1/2042	275,876
103,167	Loan ID 200196	Fixed	4.500%	1/1/2043	106,083
40,107	Loan ID 200197	Fixed	4.750%	11/1/2042	41,696
41,918	Loan ID 200198	Fixed	5.250%	10/1/2042	44,014
296,131	Loan ID 200199	Fixed	4.000%	9/1/2042	297,554
252,310	Loan ID 200200	Fixed	3.875%	9/1/2042	192,653
58,957	Loan ID 200201	Fixed	5.125%	8/1/2041	61,904

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.0% (Continued)
$60,655	Loan ID 200202	Fixed	4.375%	12/1/2042	$62,695
24,954	Loan ID 200206	Fixed	3.990%	12/1/2042	22,055
50,695	Loan ID 200208	Fixed	4.250%	1/1/2043	51,537
215,664	Loan ID 200209	Fixed	3.875%	8/1/2042	216,293
76,952	Loan ID 200210	Fixed	4.625%	5/1/2043	79,689
138,716	Loan ID 200212	Fixed	3.875%	2/1/2042	106,028
293,600	Loan ID 200213	Fixed	4.125%	1/1/2038	230,446
60,748	Loan ID 200214	Fixed	5.750%	7/1/2039	63,785
118,467	Loan ID 200216	Fixed	5.750%	9/1/2039	115,940
148,958	Loan ID 200217	Fixed	5.250%	7/1/2040	156,406
77,498	Loan ID 200218	Fixed	4.250%	12/1/2041	40,351
204,982	Loan ID 200219	Fixed	4.250%	4/1/2043	210,477
220,660	Loan ID 200220	Fixed	3.875%	5/1/2043	188,719
170,385	Loan ID 200221	Fixed	4.250%	4/1/2043	155,675
129,787	Loan ID 200222	Fixed	4.125%	5/1/2043	115,488
254,873	Loan ID 200223	Fixed	4.125%	5/1/2043	259,212
217,889	Loan ID 200224	Fixed	4.000%	7/1/2043	189,473
84,267	Loan ID 200226	Fixed	5.250%	7/1/2041	88,481
52,509	Loan ID 200228	Fixed	4.625%	8/1/2042	54,296
167,952	Loan ID 200229	Fixed	3.750%	7/1/2042	146,612
150,825	Loan ID 200230	Fixed	3.500%	2/1/2043	124,021
134,640	Loan ID 200231	Fixed	3.625%	12/1/2042	82,199
71,137	Loan ID 200232	Fixed	3.875%	8/1/2042	71,351
185,408	Loan ID 200233	Fixed	2.990%	11/1/2027	147,112
96,156	Loan ID 200235	Fixed	3.750%	12/1/2042	95,578
325,056	Loan ID 200238	ARM	3.625%	7/1/2035	258,963
148,403	Loan ID 200242	Fixed	3.250%	10/1/2042	115,740
122,455	Loan ID 200243	Fixed	3.750%	4/1/2043	104,403
29,187	Loan ID 200244	Fixed	5.000%	5/1/2042	30,079
208,634	Loan ID 200245	Fixed	3.875%	3/1/2043	209,088
94,598	Loan ID 200286	Fixed	4.500%	7/1/2043	98,328
103,400	Loan ID 200287	Fixed	4.375%	7/1/2043	106,456
347,868	Loan ID 200288	Fixed	4.375%	11/1/2041	353,048
352,367	Loan ID 200289	Fixed	5.500%	9/1/2043	369,986
298,578	Loan ID 200290	Fixed	4.250%	4/1/2043	305,375
452,993	Loan ID 200292	Fixed	3.875%	6/1/2043	454,023
184,694	Loan ID 200294	Fixed	3.875%	2/1/2043	184,867
263,392	Loan ID 200295	Fixed	3.875%	6/1/2043	263,832
213,500	Loan ID 200296	Fixed	3.250%	2/1/2043	173,024
184,751	Loan ID 200297	Fixed	3.375%	10/1/2042	177,030
200,449	Loan ID 200299	Fixed	3.625%	10/1/2042	166,225
120,308	Loan ID 200300	Fixed	8.400%	10/20/2037	126,323

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.0% (Continued)
$104,166	Loan ID 200302	Fixed	9.875%	10/1/2035	$57,254
72,302	Loan ID 200303	Fixed	5.250%	10/1/2032	41,653
145,650	Loan ID 200304	Fixed	7.250%	10/1/2033	152,932
250,929	Loan ID 200305	Fixed	7.000%	3/1/2036	137,430
731,931	Loan ID 200306	Fixed	4.870%	5/1/2049	629,853
49,813	Loan ID 200307	Fixed	6.500%	7/1/2031	52,304
111,246	Loan ID 200308	ARM	6.750%	5/1/2035	51,307
214,287	Loan ID 200309	Fixed	2.000%	12/1/2048	184,529
134,463	Loan ID 200312	Fixed	9.000%	4/1/2039	141,187
47,666	Loan ID 200313	Fixed	8.500%	3/1/2028	33,843
63,880	Loan ID 200314	Fixed	8.000%	3/1/2040	31,557
317,969	Loan ID 200315	ARM	3.500%	6/1/2037	230,063
76,600	Loan ID 200317	Fixed	7.000%	9/1/2032	78,951
282,019	Loan ID 200318	Fixed	6.500%	10/1/2036	152,924
302,956	Loan ID 200321	Fixed	2.375%	6/1/2049	145,868
138,697	Loan ID 200322	Fixed	7.375%	8/1/2033	113,798
547,556	Loan ID 200324	Fixed	5.500%	11/1/2037	222,015
559,114	Loan ID 200325	Fixed	6.000%	5/1/2042	189,649
78,754	Loan ID 200326	Fixed	8.375%	10/1/2036	82,692
153,356	Loan ID 200327	Fixed	6.790%	10/26/2036	147,397
114,833	Loan ID 200329	Fixed	6.880%	3/1/2036	117,705
258,519	Loan ID 200330	Fixed	7.000%	8/1/2037	249,883
104,938	Loan ID 200332	Fixed	5.775%	10/1/2037	105,007
92,756	Loan ID 200334	Fixed	7.000%	1/1/2033	53,966
276,997	Loan ID 200335	Fixed	2.000%	11/1/2052	157,651
119,784	Loan ID 200336	Fixed	7.000%	12/1/2042	53,782
46,515	Loan ID 200337	Fixed	7.000%	10/1/2034	48,841
54,793	Loan ID 200338	ARM	10.500%	8/1/2029	32,978
167,749	Loan ID 200339	Fixed	2.000%	10/1/2033	137,375
35,868	Loan ID 200340	Fixed	7.000%	3/1/2030	33,155
296,069	Loan ID 200341	Fixed	7.000%	8/1/2035	168,263
15,648	Loan ID 200342	Fixed	5.375%	10/1/2019	16,430
64,580	Loan ID 200348	Fixed	6.500%	7/1/2038	61,079
241,924	Loan ID 200349	Fixed	7.000%	1/1/2037	127,137
60,520	Loan ID 200350	Fixed	7.500%	3/1/2029	63,546
75,124	Loan ID 200352	Fixed	7.000%	8/1/2030	44,327
44,064	Loan ID 200355	ARM	7.875%	7/1/2032	29,217
106,643	Loan ID 200357	Fixed	8.500%	4/1/2027	111,975
139,281	Loan ID 200358	Fixed	3.000%	4/1/2025	118,570
30,528	Loan ID 200360	ARM	3.000%	1/1/2025	28,705
73,223	Loan ID 200361	Fixed	7.500%	1/1/2034	76,884
111,671	Loan ID 200362	Fixed	5.000%	6/1/2045	59,281

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.0% (Continued)
$148,076	Loan ID 200363	Fixed	6.000%	3/1/2049	$137,602
93,079	Loan ID 200364	Fixed	10.000%	11/1/2037	97,733
68,783	Loan ID 200366	Fixed	6.250%	1/1/2033	72,222
230,652	Loan ID 200368	Fixed	4.500%	4/1/2036	150,461
270,863	Loan ID 200369	Fixed	6.000%	4/1/2044	284,406
61,940	Loan ID 200373	Fixed	7.000%	12/1/2036	16,765
78,328	Loan ID 200374	ARM	7.000%	5/1/2034	78,328
433,960	Loan ID 200376	Fixed	2.900%	6/1/2053	299,445
83,439	Loan ID 200377	ARM	4.500%	10/1/2036	33,999
234,196	Loan ID 200378	Fixed	5.500%	5/1/2045	180,451
109,598	Loan ID 200379	Fixed	8.250%	3/1/2039	110,384
188,731	Loan ID 200380	Fixed	4.220%	4/1/2049	82,334
290,892	Loan ID 200381	Fixed	4.780%	6/1/2037	246,987
114,030	Loan ID 200382	Fixed	4.850%	7/1/2037	29,222
396,272	Loan ID 200383	Fixed	5.030%	12/1/2046	345,621
300,250	Loan ID 200384	Fixed	5.000%	11/1/2047	296,197
148,108	Loan ID 200385	Fixed	8.250%	1/1/2040	155,514
226,469	Loan ID 200386	Fixed	6.000%	3/1/2041	224,325
76,801	Loan ID 200387	Fixed	4.000%	6/1/2039	61,657
196,457	Loan ID 200388	Fixed	4.000%	3/1/2051	123,287
123,038	Loan ID 200389	Fixed	4.820%	8/1/2047	105,011
204,128	Loan ID 200390	Fixed	4.780%	4/16/2047	146,276
180,497	Loan ID 200391	Fixed	4.000%	1/13/2035	148,133
68,756	Loan ID 200392	Fixed	10.000%	6/5/2034	39,536
106,941	Loan ID 200393	Fixed	5.070%	8/1/2037	73,926
131,525	Loan ID 200394	Fixed	7.150%	8/1/2037	127,809
81,575	Loan ID 200395	Fixed	4.860%	4/1/2047	69,425
74,251	Loan ID 200396	Fixed	10.000%	2/1/2036	77,964
123,069	Loan ID 200397	ARM	9.375%	9/1/2037	89,784
139,812	Loan ID 200398	Fixed	4.800%	2/1/2037	100,405
80,913	Loan ID 200399	Fixed	4.980%	6/1/2037	59,127
54,108	Loan ID 200403	Fixed	8.300%	10/15/2032	54,741
58,671	Loan ID 200404	Fixed	8.100%	5/1/2037	58,751
101,510	Loan ID 200405	Fixed	4.870%	12/1/2035	87,245
118,017	Loan ID 200406	Fixed	4.875%	10/1/2051	102,144
238,405	Loan ID 200407	Fixed	6.500%	4/1/2042	219,382
206,743	Loan ID 200408	Fixed	6.000%	4/1/2039	166,525
349,138	Loan ID 200409	Fixed	6.000%	2/1/2049	272,926
107,878	Loan ID 200411	Fixed	8.275%	6/1/2037	108,606
313,677	Loan ID 200412	Fixed	5.500%	8/1/2040	153,730
253,612	Loan ID 200413	Fixed	5.150%	11/1/2047	222,546
86,184	Loan ID 200415	Fixed	6.000%	4/1/2050	44,409
184,886	Loan ID 200416	Fixed	4.670%	8/1/2053	134,228
72,739	Loan ID 200417	Fixed	7.000%	5/1/2035	76,376

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.0% (Continued)
$58,232	Loan ID 200418	Fixed	4.000%	6/1/2035	$51,358
171,354	Loan ID 200419	Fixed	4.000%	12/19/2035	135,466
171,966	Loan ID 200420	Fixed	4.225%	4/10/2038	140,239
77,948	Loan ID 200421	Fixed	7.710%	8/1/2037	76,988
137,950	Loan ID 200422	Fixed	3.830%	8/1/2053	119,515
132,505	Loan ID 200423	Fixed	4.500%	6/1/2043	135,919
118,990	Loan ID 200424	Fixed	4.000%	9/1/2028	120,022
257,335	Loan ID 200427	Fixed	3.625%	3/1/2043	252,830
231,327	Loan ID 200430	Fixed	3.625%	7/1/2043	226,576
193,504	Loan ID 200431	Fixed	4.625%	7/1/2043	200,976
312,787	Loan ID 200432	Fixed	4.875%	5/1/2043	328,427
131,934	Loan ID 200433	Fixed	4.250%	8/1/2043	135,484
163,422	Loan ID 200434	Fixed	5.250%	10/1/2043	171,593
201,519	Loan ID 200435	Fixed	4.625%	11/1/2052	187,895
219,251	Loan ID 200436	Fixed	3.750%	4/1/2043	217,276
336,699	Loan ID 200437	Fixed	5.625%	10/1/2043	353,534
45,231	Loan ID 200439	Fixed	5.000%	8/1/2041	47,492
2,237	Loan ID 200440	Fixed	8.000%	6/1/2016	2,349
197,138	Loan ID 200441	Fixed	6.000%	4/1/2045	157,071
443,174	Loan ID 200442	Fixed	5.000%	12/1/2043	326,836
278,064	Loan ID 200443	Fixed	3.000%	7/1/2049	158,773
264,170	Loan ID 200444	Fixed	4.380%	11/1/2038	180,865
166,259	Loan ID 200445	Fixed	5.250%	2/1/2039	174,572
55,661	Loan ID 200447	Fixed	5.875%	11/4/2034	58,444
79,125	Loan ID 200448	Fixed	5.750%	5/1/2042	54,867
128,504	Loan ID 200449	Fixed	5.000%	7/1/2041	134,929
370,144	Loan ID 200451	Fixed	6.250%	7/1/2038	370,144
137,547	Loan ID 200452	Fixed	2.000%	11/1/2041	86,818
16,871	Loan ID 200453	Fixed	4.550%	3/1/2026	17,397
247,464	Loan ID 200456	Fixed	2.000%	11/1/2038	186,439
213,597	Loan ID 200457	Fixed	5.750%	12/10/2030	195,235
192,551	Loan ID 200460	Fixed	7.000%	7/1/2041	202,178
389,438	Loan ID 200462	Fixed	6.000%	7/1/2037	312,457
157,763	Loan ID 200463	Fixed	6.000%	3/1/2037	30,618
411,571	Loan ID 200464	ARM	8.750%	8/1/2037	190,427
250,577	Loan ID 200465	Fixed	6.500%	7/1/2037	258,044
455,392	Loan ID 200466	Fixed	7.000%	7/1/2037	387,264
359,767	Loan ID 200467	Fixed	5.500%	9/1/2044	270,134
106,102	Loan ID 200468	Fixed	5.625%	12/1/2044	82,468
132,708	Loan ID 200469	Fixed	6.500%	7/1/2037	48,025
362,463	Loan ID 200472	Fixed	4.250%	9/1/2042	372,649
297,955	Loan ID 200473	Fixed	4.000%	12/1/2042	257,077
244,720	Loan ID 200474	Fixed	5.750%	11/1/2050	256,956

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.0% (Continued)
$171,900	Loan ID 200475	Fixed	5.450%	7/1/2049	$105,682
193,727	Loan ID 200476	Fixed	6.000%	9/1/2050	192,406
229,201	Loan ID 200477	Fixed	4.125%	12/1/2028	232,120
135,021	Loan ID 200479	Fixed	3.500%	8/1/2026	131,137
118,412	Loan ID 200482	Fixed	4.375%	11/1/2028	122,339
111,235	Loan ID 200483	Fixed	4.375%	11/1/2028	114,994
76,654	Loan ID 200485	Fixed	4.125%	2/1/2043	77,991
255,851	Loan ID 200486	Fixed	3.500%	1/1/2043	248,383
471,447	Loan ID 200487	Fixed	6.000%	3/1/2037	267,918
162,785	Loan ID 200488	Fixed	4.250%	1/1/2044	141,724
117,604	Loan ID 200489	Fixed	4.000%	3/1/2043	100,955
86,430	Loan ID 200490	Fixed	4.000%	11/1/2028	87,247
209,641	Loan ID 200491	Fixed	5.500%	10/1/2039	220,123
124,030	Loan ID 200492	Fixed	4.000%	1/1/2043	124,844
70,801	Loan ID 200493	Fixed	4.500%	12/1/2025	72,618
282,707	Loan ID 200494	Fixed	4.625%	10/1/2043	263,665
361,368	Loan ID 200495	Fixed	4.875%	12/1/2041	379,437
206,005	Loan ID 200496	Fixed	3.875%	2/1/2043	205,110
331,594	Loan ID 200497	Fixed	3.250%	4/1/2043	314,634
277,477	Loan ID 200499	Fixed	4.250%	1/1/2043	282,266
224,856	Loan ID 200500	Fixed	5.875%	2/1/2037	222,032
154,096	Loan ID 200501	Fixed	7.250%	12/1/2037	161,800
192,667	Loan ID 200502	Fixed	5.000%	6/1/2049	110,276
266,766	Loan ID 200503	Fixed	7.500%	8/1/2037	280,105
393,761	Loan ID 200504	Fixed	3.375%	3/1/2043	377,855
75,950	Loan ID 200507	Fixed	4.500%	9/1/2042	78,506
254,511	Loan ID 200508	Fixed	2.000%	10/1/2040	196,100
305,490	Loan ID 200509	Fixed	2.000%	12/1/2052	118,270
252,298	Loan ID 200511	Fixed	4.875%	1/1/2044	263,966
174,748	Loan ID 200513	Fixed	3.000%	10/1/2038	91,636
340,352	Loan ID 200514	Fixed	3.000%	4/1/2047	279,747
101,732	Loan ID 200515	Fixed	8.250%	2/1/2039	106,819
394,543	Loan ID 200516	Fixed	5.250%	1/1/2037	250,677
106,105	Loan ID 200517	Fixed	8.000%	5/1/2039	94,569
206,751	Loan ID 200518	Fixed	3.000%	12/1/2050	164,577
320,427	Loan ID 200519	Fixed	3.000%	11/1/2049	259,178
68,659	Loan ID 200520	Fixed	3.260%	7/1/2053	43,863
123,930	Loan ID 200524	Fixed	3.500%	6/1/2043	118,388
291,791	Loan ID 200525	Fixed	3.250%	12/1/2042	236,127
161,154	Loan ID 200526	Fixed	3.625%	3/1/2043	157,190
113,694	Loan ID 200527	Fixed	4.500%	12/1/2043	118,202
139,565	Loan ID 200528	Fixed	4.375%	2/1/2044	142,621
404,353	Loan ID 200529	Fixed	4.625%	2/1/2044	409,447
33,098	Loan ID 200530	Fixed	5.375%	2/1/2044	34,753

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.0% (Continued)
$177,797	Loan ID 200531	Fixed	4.625%	11/1/2043	$185,332
115,148	Loan ID 200532	Fixed	3.250%	7/1/2043	92,794
62,201	Loan ID 200536	Fixed	3.750%	10/1/2042	38,490
125,871	Loan ID 200537	Fixed	4.500%	3/1/2042	104,714
95,115	Loan ID 200538	Fixed	4.750%	1/1/2043	98,888
86,190	Loan ID 200540	Fixed	3.875%	2/1/2043	86,327
57,601	Loan ID 200543	ARM	7.250%	2/1/2037	5,543
388,424	Loan ID 200544	Fixed	5.000%	2/1/2044	398,499
60,686	Loan ID 200545	Fixed	4.375%	2/1/2029	60,354
123,890	Loan ID 200546	Fixed	5.375%	12/1/2043	130,084
265,364	Loan ID 200547	Fixed	3.750%	3/1/2043	231,214
173,493	Loan ID 200548	Fixed	5.250%	2/1/2044	180,537
161,702	Loan ID 200550	Fixed	3.750%	3/1/2043	160,417
313,335	Loan ID 200551	Fixed	4.375%	1/1/2044	313,560
286,922	Loan ID 200553	Fixed	4.625%	12/1/2043	270,846
224,256	Loan ID 200555	Fixed	4.375%	1/1/2044	228,521
387,020	Loan ID 200556	Fixed	3.625%	12/1/2028	379,285
110,343	Loan ID 200557	Fixed	9.077%	8/1/2035	115,861
104,352	Loan ID 200558	Fixed	6.590%	7/1/2037	105,934
195,065	Loan ID 200559	Fixed	9.500%	4/14/2035	204,818
123,756	Loan ID 200560	Fixed	5.750%	5/1/2035	129,944
226,155	Loan ID 200561	Fixed	6.375%	12/1/2036	237,463
229,970	Loan ID 200563	Fixed	5.125%	1/1/2039	217,890
141,595	Loan ID 200564	Fixed	4.875%	5/1/2039	134,915
538,826	Loan ID 200565	Fixed	4.000%	6/1/2037	384,621
378,729	Loan ID 200566	Fixed	6.500%	7/1/2047	320,314
135,086	Loan ID 200567	Fixed	3.375%	5/1/2043	129,711
62,595	Loan ID 200568	Fixed	4.000%	12/1/2043	62,976
101,087	Loan ID 200569	Fixed	5.125%	2/1/2044	104,665
437,200	Loan ID 200570	Fixed	3.625%	6/1/2043	429,282
139,149	Loan ID 200571	Fixed	4.500%	7/1/2043	144,448
169,020	Loan ID 200572	Fixed	4.375%	3/1/2044	173,577
98,247	Loan ID 200573	Fixed	3.750%	9/1/2042	96,515
132,753	Loan ID 200574	Fixed	4.875%	1/1/2044	136,155
228,187	Loan ID 200577	Fixed	3.125%	4/1/2028	213,066
187,581	Loan ID 200578	Fixed	4.750%	8/1/2040	196,960
49,817	Loan ID 200579	Fixed	4.875%	5/1/2042	46,261
180,747	Loan ID 200580	Fixed	4.125%	11/1/2041	159,363
39,415	Loan ID 200581	Fixed	4.750%	9/1/2042	40,112
381,566	Loan ID 200582	Fixed	4.000%	11/1/2042	297,583
91,783	Loan ID 200583	Fixed	3.625%	9/1/2027	90,097
357,419	Loan ID 200584	Fixed	3.375%	4/1/2043	254,275
162,692	Loan ID 200585	Fixed	4.000%	5/1/2042	88,077

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.0% (Continued)
$335,386	Loan ID 200586	Fixed	3.500%	1/1/2043	$326,616
258,059	Loan ID 200588	Fixed	3.750%	5/1/2042	256,584
61,746	Loan ID 200590	Fixed	4.125%	7/1/2042	62,712
104,995	Loan ID 200591	Fixed	4.875%	3/1/2043	110,245
100,380	Loan ID 200592	Fixed	4.375%	6/1/2042	102,127
68,832	Loan ID 200593	Fixed	3.875%	6/1/2042	67,383
232,414	Loan ID 200594	Fixed	4.250%	4/1/2043	212,053
40,260	Loan ID 200597	Fixed	5.625%	2/1/2044	42,164
138,297	Loan ID 200598	Fixed	4.625%	2/1/2044	134,254
122,931	Loan ID 200599	Fixed	4.125%	2/1/2043	124,899
203,444	Loan ID 200600	Fixed	4.625%	4/1/2044	212,287
111,345	Loan ID 200601	Fixed	4.000%	3/1/2043	112,558
188,901	Loan ID 200602	Fixed	3.750%	3/1/2043	187,753
72,684	Loan ID 200603	Fixed	4.125%	6/1/2043	73,488
75,252	Loan ID 200604	Fixed	3.500%	1/1/2043	72,993
143,534	Loan ID 200605	Fixed	4.875%	11/1/2043	92,280
131,345	Loan ID 200606	Fixed	3.625%	12/1/2042	127,198
232,127	Loan ID 200607	Fixed	2.875%	11/1/2027	213,065
138,653	Loan ID 200608	Fixed	4.125%	11/1/2043	124,617
60,104	Loan ID 200611	Fixed	4.625%	5/1/2043	62,712
128,566	Loan ID 200612	Fixed	4.500%	2/1/2043	118,592
210,188	Loan ID 200613	Fixed	3.369%	1/1/2043	198,662
105,509	Loan ID 200614	Fixed	5.000%	1/1/2044	109,006
104,108	Loan ID 200615	Fixed	4.250%	8/1/2043	106,878
345,886	Loan ID 200616	Fixed	4.875%	2/1/2044	353,929
93,334	Loan ID 200617	Fixed	4.750%	9/1/2043	49,035
131,829	Loan ID 200618	Fixed	4.375%	5/1/2042	133,835
234,348	Loan ID 200620	Fixed	4.250%	10/1/2043	185,032
135,816	Loan ID 200621	Fixed	3.625%	1/1/2043	125,328
75,351	Loan ID 200623	Fixed	4.375%	12/1/2042	77,746
260,012	Loan ID 200624	Fixed	4.125%	4/1/2043	263,985
120,949	Loan ID 200625	Fixed	4.500%	11/1/2043	81,437
119,336	Loan ID 200626	Fixed	4.500%	10/1/2043	95,874
134,742	Loan ID 200627	Fixed	4.250%	10/1/2043	138,135
85,214	Loan ID 200628	Fixed	3.250%	2/1/2028	80,642
157,803	Loan ID 200629	Fixed	4.375%	9/1/2043	138,669
168,656	Loan ID 200630	Fixed	5.250%	9/1/2043	177,089
298,101	Loan ID 200631	Fixed	3.250%	6/1/2043	282,815
349,492	Loan ID 200632	Fixed	5.250%	5/1/2044	365,417
228,575	Loan ID 200633	Fixed	5.125%	5/1/2044	237,395
236,687	Loan ID 200634	Fixed	4.375%	1/1/2044	237,483
110,371	Loan ID 200635	Fixed	3.750%	5/1/2029	107,482
197,897	Loan ID 200636	Fixed	3.750%	2/1/2053	201,097
191,782	Loan ID 200638	Fixed	3.875%	3/1/2043	144,389

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.0% (Continued)
$172,508	Loan ID 200641	Fixed	5.250%	4/1/2044	$181,132.9
147,956	Loan ID 200642	Fixed	5.000%	3/1/2044	136,921
171,550	Loan ID 200644	Fixed	4.750%	3/1/2044	175,216
119,905	Loan ID 200645	Fixed	5.000%	4/1/2044	123,273
120,252	Loan ID 200647	Fixed	4.250%	1/1/2044	123,120
156,574	Loan ID 200648	Fixed	4.750%	3/1/2044	164,402
145,547	Loan ID 200649	Fixed	4.375%	3/1/2044	126,323
131,856	Loan ID 200650	Fixed	4.875%	5/1/2044	123,349
268,000	Loan ID 200651	Fixed	3.625%	7/1/2043	261,254
172,423	Loan ID 200652	Fixed	4.125%	5/1/2038	122,524
357,098	Loan ID 200653	Fixed	4.000%	4/1/2053	264,439
282,373	Loan ID 200654	Fixed	5.125%	2/1/2041	183,456
143,674	Loan ID 200655	Fixed	3.375%	5/1/2043	134,791
156,133	Loan ID 200656	Fixed	6.875%	7/1/2037	73,292
147,161	Loan ID 200657	Fixed	4.875%	8/1/2051	154,519
347,388	Loan ID 200658	Fixed	2.000%	1/1/2044	104,082
287,675	Loan ID 200659	Fixed	4.000%	3/1/2053	184,274
186,091	Loan ID 200660	Fixed	5.875%	3/1/2038	195,395
215,428	Loan ID 200662	Fixed	5.000%	3/1/2044	220,786
70,177	Loan ID 200663	Fixed	4.750%	5/1/2044	69,791
280,559	Loan ID 200664	Fixed	4.750%	4/1/2044	273,593
271,522	Loan ID 200665	Fixed	5.299%	12/1/2046	105,028
220,175	Loan ID 200666	Fixed	5.890%	8/26/2035	136,674
309,031	Loan ID 200668	Fixed	3.625%	4/1/2043	299,254
158,045	Loan ID 200669	Fixed	5.250%	4/1/2044	164,141
66,818	Loan ID 200670	Fixed	4.375%	2/1/2029	62,995
241,996	Loan ID 200671	Fixed	4.625%	8/1/2043	222,562
161,547	Loan ID 200672	Fixed	3.750%	7/1/2043	138,199
315,089	Loan ID 200674	Fixed	4.500%	5/1/2044	279,069
302,978	Loan ID 200675	Fixed	5.125%	4/1/2044	312,008
130,128	Loan ID 200677	Fixed	3.625%	5/1/2028	127,963
475,243	Loan ID 200678	Fixed	4.375%	2/1/2044	485,590
259,169	Loan ID 200679	Fixed	5.000%	4/1/2044	180,709
64,805	Loan ID 200680	Fixed	5.375%	3/1/2044	62,561
193,524	Loan ID 200682	Fixed	4.875%	5/1/2044	175,854
217,156	Loan ID 200683	Fixed	4.500%	4/1/2044	225,759
128,625	Loan ID 200684	Fixed	4.875%	4/1/2044	135,056
234,183	Loan ID 200685	Fixed	4.875%	5/1/2044	238,850
185,779	Loan ID 200688	Fixed	4.250%	3/1/2053	107,784
137,212	Loan ID 200689	Fixed	4.375%	12/1/2043	117,741
230,675	Loan ID 200690	Fixed	4.250%	4/1/2044	204,795
293,570	Loan ID 200691	Fixed	4.500%	5/1/2044	300,723
248,638	Loan ID 200692	Fixed	4.625%	7/1/2044	249,529

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.0% (Continued)
$109,141	Loan ID 200694	Fixed	4.500%	9/1/2043	$111,959
49,794	Loan ID 200696	Fixed	3.750%	10/1/2042	49,493
138,696	Loan ID 200697	Fixed	4.500%	1/1/2044	121,879
190,812	Loan ID 200699	Fixed	4.125%	7/1/2044	190,402
96,132	Loan ID 200700	Fixed	4.250%	2/1/2044	96,913
170,943	Loan ID 200701	Fixed	4.750%	6/1/2044	176,881
156,036	Loan ID 200702	Fixed	4.750%	5/1/2044	159,312
99,084	Loan ID 200704	Fixed	4.375%	3/1/2043	101,496
136,652	Loan ID 200705	Fixed	4.625%	4/1/2044	141,898
104,860	Loan ID 200706	Fixed	4.990%	6/1/2044	106,617
102,036	Loan ID 200707	Fixed	4.875%	2/1/2044	104,731
135,891	Loan ID 200708	Fixed	4.875%	2/1/2044	142,685
52,353	Loan ID 200709	Fixed	4.375%	4/1/2043	53,689
118,089	Loan ID 200710	Fixed	4.500%	7/1/2044	120,094
118,858	Loan ID 200711	Fixed	3.750%	7/1/2043	101,516
220,835	Loan ID 200712	Fixed	3.875%	2/1/2044	194,221
100,002	Loan ID 200713	Fixed	4.250%	12/1/2043	101,636
612,147	Loan ID 200714	Fixed	3.175%	11/1/2036	390,214
210,951	Loan ID 200716	ARM	3.198%	8/1/2037	133,399
145,825	Loan ID 200720	ARM	3.250%	4/1/2042	84,987
188,596	Loan ID 200721	Fixed	3.000%	8/1/2037	119,339
191,871	Loan ID 200725	Fixed	7.000%	7/1/2037	89,967
150,877	Loan ID 200726	Fixed	4.125%	9/1/2037	90,363
178,094	Loan ID 200727	Fixed	2.625%	7/1/2037	137,140
349,572	Loan ID 200729	ARM	3.375%	11/1/2037	157,438
446,642	Loan ID 200730	ARM	2.750%	9/1/2036	369,766
202,308	Loan ID 200732	Fixed	3.125%	9/1/2027	156,148
236,914	Loan ID 200733	Fixed	3.750%	12/1/2042	235,303
249,036	Loan ID 200734	ARM	3.375%	4/1/2044	203,986
104,317	Loan ID 200735	Fixed	4.500%	6/1/2044	95,171
147,464	Loan ID 200736	Fixed	4.750%	5/1/2044	120,823
145,510	Loan ID 200737	Fixed	4.750%	5/1/2044	90,728
601,386	Loan ID 200738	Fixed	4.125%	6/1/2044	613,237
360,320	Loan ID 200739	Fixed	4.625%	8/1/2044	301,466
134,486	Loan ID 200740	Fixed	4.875%	6/1/2044	138,149
111,376	Loan ID 200741	Fixed	4.250%	6/1/2044	57,511
181,439	Loan ID 200742	Fixed	4.250%	4/1/2043	184,663
197,318	Loan ID 200744	Fixed	3.625%	6/1/2043	194,014
126,278	Loan ID 200745	Fixed	3.250%	6/1/2043	103,026
375,874	Loan ID 200746	Fixed	5.250%	6/1/2044	318,139
340,696	Loan ID 200747	Fixed	4.125%	5/1/2043	337,198
460,880	Loan ID 200748	Fixed	4.750%	12/1/2043	483,315
157,293	Loan ID 200749	Fixed	4.750%	9/1/2043	164,949

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.0% (Continued)
$249,528	Loan ID 200750	Fixed	4.750%	5/1/2044	$258,772
166,264	Loan ID 200751	Fixed	3.750%	7/1/2029	153,182
171,903	Loan ID 200752	Fixed	4.750%	10/1/2043	140,813
61,182	Loan ID 200753	Fixed	5.250%	5/1/2044	57,224
229,067	Loan ID 200754	Fixed	4.750%	8/1/2044	233,831
57,479	Loan ID 200755	Fixed	4.250%	6/1/2043	51,849
194,197	Loan ID 200756	Fixed	4.875%	11/1/2043	178,485
130,544	Loan ID 200759	Fixed	3.750%	6/1/2043	110,322
178,320	Loan ID 200760	Fixed	3.750%	6/1/2043	176,559
112,843	Loan ID 200761	Fixed	4.625%	1/1/2044	75,704
309,960	Loan ID 200762	Fixed	3.875%	5/1/2042	272,681
157,641	Loan ID 200763	Fixed	4.250%	11/1/2043	139,900
316,834	Loan ID 200764	Fixed	3.875%	6/1/2043	313,892
209,770	Loan ID 200765	Fixed	4.875%	11/1/2043	194,719
508,802	Loan ID 200766	Fixed	3.625%	12/1/2042	501,075
516,835	Loan ID 200768	Fixed	4.000%	6/1/2043	514,099
140,254	Loan ID 200770	Fixed	4.000%	5/1/2043	116,120
180,207	Loan ID 200771	Fixed	4.500%	4/1/2043	168,688
254,389	Loan ID 200772	Fixed	3.750%	3/1/2043	252,701
59,614	Loan ID 200773	Fixed	3.750%	10/1/2043	42,138
211,627	Loan ID 200774	Fixed	3.875%	7/1/2043	210,709
45,763	Loan ID 200775	Fixed	4.250%	4/1/2043	46,874
83,602	Loan ID 200776	Fixed	4.250%	3/1/2044	73,404
54,819	Loan ID 200777	Fixed	4.750%	6/1/2044	46,808
109,416	Loan ID 200778	Fixed	4.625%	6/1/2044	114,119
146,268	Loan ID 200779	Fixed	4.625%	8/1/2044	148,477
37,111	Loan ID 200780	Fixed	4.250%	8/1/2044	37,294
171,528	Loan ID 200781	Fixed	4.625%	9/1/2044	176,598
143,476	Loan ID 200783	Fixed	4.750%	9/1/2044	134,907
117,397	Loan ID 200785	Fixed	4.500%	8/1/2044	118,279
232,489	Loan ID 200786	Fixed	4.625%	7/1/2044	196,496
44,145	Loan ID 200787	Fixed	4.750%	9/1/2044	44,817
202,558	Loan ID 200788	Fixed	3.625%	12/1/2028	195,296
133,905	Loan ID 200789	Fixed	3.750%	9/1/2044	111,905
155,058	Loan ID 200790	Fixed	4.250%	8/1/2044	141,374
207,826	Loan ID 200791	Fixed	4.875%	6/1/2044	217,176
370,709	Loan ID 200792	Fixed	3.375%	1/1/2043	205,441
374,643	Loan ID 200793	Fixed	2.000%	10/1/2051	145,588
234,875	Loan ID 200794	Fixed	3.000%	4/1/2050	56,002
96,383	Loan ID 200795	Fixed	6.750%	8/1/2036	91,008
72,925	Loan ID 200796	Fixed	2.170%	12/1/2053	46,078
424,062	Loan ID 200797	Fixed	3.000%	6/1/2052	307,621
60,263	Loan ID 200799	Fixed	3.000%	2/5/2053	49,184

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.0% (Continued)
$61,327	Loan ID 200800	Fixed	4.000%	1/1/2053	$54,615
216,438	Loan ID 200802	Fixed	6.000%	1/1/2042	69,079
364,939	Loan ID 200803	Fixed	2.250%	11/1/2050	126,145
162,238	Loan ID 200805	Fixed	3.000%	7/1/2050	103,861
159,411	Loan ID 200806	Fixed	5.000%	8/1/2049	85,623
301,314	Loan ID 200807	Fixed	2.460%	7/1/2047	134,500
25,930	Loan ID 200808	Fixed	2.000%	11/1/2050	8,677
117,810	Loan ID 200809	Fixed	3.000%	4/1/2050	47,400
144,985	Loan ID 200810	Fixed	3.000%	1/1/2050	78,069
117,163	Loan ID 200811	Fixed	3.000%	4/1/2050	75,259
68,026	Loan ID 200813	Fixed	2.000%	12/1/2049	106,809
244,979	Loan ID 200814	Fixed	8.250%	7/1/2039	246,454
316,550	Loan ID 200815	Fixed	2.000%	3/1/2053	148,877
115,016	Loan ID 200817	Fixed	3.000%	1/1/2050	158,225
55,318	Loan ID 200818	Fixed	3.490%	8/1/2051	42,272
264,687	Loan ID 200819	Fixed	2.000%	9/1/2053	125,771
138,146	Loan ID 200820	Fixed	4.000%	7/1/2044	118,811
214,042	Loan ID 200821	Fixed	4.250%	8/1/2044	212,346
325,814	Loan ID 200822	Fixed	4.750%	1/1/2042	342,104
83,561	Loan ID 200823	Fixed	4.250%	9/1/2044	75,487
226,897	Loan ID 200824	Fixed	4.250%	8/1/2044	194,590
108,712	Loan ID 200826	Fixed	4.375%	9/1/2044	108,085
191,144	Loan ID 200827	Fixed	3.875%	6/1/2044	163,262
240,413	Loan ID 200828	Fixed	4.375%	7/1/2044	189,640
264,587	Loan ID 200829	Fixed	4.375%	7/1/2043	267,070
215,490	Loan ID 200830	ARM	2.875%	7/1/2044	148,711
85,195	Loan ID 200831	Fixed	4.250%	10/1/2044	83,714
349,513	Loan ID 200832	Fixed	4.250%	10/1/2044	300,992
365,839	Loan ID 200833	Fixed	4.250%	1/1/2043	374,795
164,623	Loan ID 200834	Fixed	4.125%	7/1/2043	167,513
337,928	Loan ID 200835	Fixed	5.000%	8/1/2043	350,078
338,437	Loan ID 200837	Fixed	4.625%	8/1/2044	340,047
188,026	Loan ID 200838	Fixed	3.750%	8/1/2044	152,483
240,820	Loan ID 200839	Fixed	5.000%	5/1/2044	252,861
186,499	Loan ID 200842	Fixed	4.250%	8/1/2044	164,254
366,935	Loan ID 200843	Fixed	4.750%	10/1/2043	383,080
311,214	Loan ID 200844	Fixed	4.500%	7/1/2043	323,376
209,166	Loan ID 200846	Fixed	4.375%	11/1/2043	171,231
186,093	Loan ID 200847	Fixed	4.750%	10/1/2044	189,099
181,055	Loan ID 200848	Fixed	2.000%	6/1/2051	139,801
227,359	Loan ID 200849	Fixed	5.014%	11/1/2047	122,029
147,976	Loan ID 200850	Fixed	2.000%	6/1/2051	58,738
189,317	Loan ID 200851	Fixed	5.000%	7/1/2051	165,604

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.0% (Continued)
$627,779	Loan ID 200852	Fixed	2.868%	2/1/2053	$458,309
115,933	Loan ID 200853	Fixed	3.818%	4/1/2037	83,622
106,919	Loan ID 200854	Fixed	2.500%	4/1/2053	90,928
225,156	Loan ID 200855	ARM	3.548%	7/1/2037	102,610
220,304	Loan ID 200856	Fixed	4.000%	6/1/2042	95,027
244,616	Loan ID 200857	Fixed	2.125%	7/1/2040	92,662
272,443	Loan ID 200858	Fixed	2.000%	1/1/2053	205,760
245,404	Loan ID 200859	Fixed	2.170%	12/1/2052	178,095
155,725	Loan ID 200860	Fixed	2.000%	3/1/2052	108,842
436,306	Loan ID 200861	Fixed	2.000%	6/1/2054	337,326
157,783	Loan ID 200862	Fixed	2.748%	8/1/2050	84,221
256,975	Loan ID 200863	Fixed	2.000%	7/1/2052	208,052
275,595	Loan ID 200864	Fixed	2.000%	1/1/2037	83,767
213,153	Loan ID 200865	Fixed	3.060%	11/1/2053	153,001
274,011	Loan ID 200866	Fixed	2.000%	5/1/2053	174,798
116,680	Loan ID 200867	Fixed	2.370%	9/1/2053	66,694
317,074	Loan ID 200869	ARM	3.740%	4/1/2037	116,776
2,762,526	Loan ID 200871	Fixed	2.000%	8/1/2053	1,129,417
394,377	Loan ID 200872	Fixed	3.200%	8/1/2050	307,015
202,801	Loan ID 200873	Fixed	3.525%	11/1/2053	128,823
215,412	Loan ID 200874	Fixed	2.000%	11/1/2047	87,214
579,156	Loan ID 200875	Fixed	2.000%	5/1/2054	418,883
201,973	Loan ID 200876	ARM	2.625%	5/1/2035	181,146
399,975	Loan ID 200877	Fixed	4.750%	9/1/2042	330,684
138,736	Loan ID 200878	Fixed	3.000%	7/1/2050	89,132
196,269	Loan ID 200880	Fixed	4.250%	6/1/2043	201,022
182,081	Loan ID 200882	Fixed	5.125%	9/1/2043	191,185
90,448	Loan ID 200883	Fixed	3.375%	5/1/2028	86,652
177,211	Loan ID 200885	Fixed	4.875%	10/1/2044	175,037
98,959	Loan ID 200886	Fixed	4.250%	10/1/2044	98,209
258,271	Loan ID 200887	Fixed	4.750%	9/1/2044	266,636
242,780	Loan ID 200888	Fixed	4.500%	9/1/2044	192,813
137,548	Loan ID 200890	Fixed	4.375%	11/1/2044	104,281
212,430	Loan ID 200891	Fixed	4.250%	10/1/2044	184,874
261,142	Loan ID 200892	Fixed	3.750%	9/1/2043	215,404
227,942	Loan ID 200893	Fixed	5.000%	11/1/2043	234,273
101,107	Loan ID 200894	Fixed	5.000%	10/1/2043	105,501
231,681	Loan ID 200895	Fixed	3.875%	11/1/2043	226,744
198,942	Loan ID 200897	Fixed	4.750%	10/1/2044	173,844
224,593	Loan ID 200898	Fixed	4.250%	10/1/2043	171,107
383,944	Loan ID 200900	Fixed	4.375%	9/1/2044	345,559
676,793	Loan ID 200902	Fixed	4.250%	9/1/2044	685,006
256,307	Loan ID 200904	Fixed	5.125%	9/1/2044	235,267

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.0% (Continued)
$409,767	Loan ID 200905	Fixed	5.375%	9/1/2044	$415,195
324,467	Loan ID 200906	Fixed	4.875%	2/1/2035	340,691
355,333	Loan ID 200907	ARM	3.250%	8/1/2047	280,490
107,808	Loan ID 200908	Fixed	4.000%	6/1/2049	96,629
117,821	Loan ID 200909	Fixed	4.870%	3/1/2046	123,713
207,167	Loan ID 200910	Fixed	3.300%	4/1/2053	161,150
150,092	Loan ID 200911	Fixed	3.380%	9/1/2053	76,587
723,314	Loan ID 200912	Fixed	3.500%	3/1/2037	560,675
60,722	Loan ID 200913	Fixed	4.250%	5/1/2047	49,834
156,672	Loan ID 200914	Fixed	2.875%	12/1/2047	98,819
144,386	Loan ID 200915	Fixed	2.990%	9/1/2053	63,062
98,115	Loan ID 200916	Fixed	4.000%	10/1/2037	96,541
162,601	Loan ID 200917	Fixed	4.875%	1/1/2051	170,731
519,867	Loan ID 200918	Fixed	3.875%	10/1/2035	447,578
561,929	Loan ID 200919	Fixed	3.000%	8/1/2045	454,439
100,406	Loan ID 200921	ARM	3.250%	7/1/2051	79,419
431,567	Loan ID 200922	Fixed	3.340%	9/1/2053	364,300
446,982	Loan ID 200923	Fixed	2.750%	12/1/2036	346,959
516,690	Loan ID 200924	Fixed	5.000%	9/1/2051	443,152
468,059	Loan ID 200925	Fixed	4.000%	4/1/2055	397,669
340,944	Loan ID 200927	Fixed	3.000%	8/1/2038	325,568
127,784	Loan ID 200928	Fixed	4.800%	12/1/2036	134,173
166,526	Loan ID 200929	Fixed	4.625%	1/1/2043	170,257
186,871	Loan ID 200930	Fixed	2.000%	12/1/2050	146,111
395,060	Loan ID 200931	Fixed	4.250%	12/1/2052	271,568
312,657	Loan ID 200933	Fixed	4.250%	3/1/2043	319,709
118,806	Loan ID 200934	Fixed	3.810%	1/1/2043	117,670
184,489	Loan ID 200935	Fixed	3.875%	4/1/2043	181,046
202,587	Loan ID 200936	Fixed	4.000%	5/1/2042	204,771
179,921	Loan ID 200938	Fixed	4.125%	4/1/2043	180,972
126,417	Loan ID 200939	Fixed	4.170%	5/1/2042	114,872
207,055	Loan ID 200940	Fixed	3.250%	2/1/2043	196,396
120,473	Loan ID 200941	Fixed	3.780%	1/1/2043	119,677
289,235	Loan ID 200942	Fixed	4.000%	4/1/2043	292,503
123,453	Loan ID 200943	Fixed	4.875%	11/1/2043	126,916
107,899	Loan ID 200944	Fixed	4.500%	2/1/2044	93,616
145,258	Loan ID 200945	Fixed	5.125%	4/1/2044	148,834
298,689	Loan ID 200947	Fixed	4.000%	2/1/2043	301,669
133,185	Loan ID 200948	Fixed	4.625%	12/1/2042	138,485
291,655	Loan ID 200949	Fixed	3.875%	4/1/2043	291,592
108,991	Loan ID 200950	Fixed	4.750%	12/1/2042	114,335
188,624	Loan ID 200952	Fixed	3.875%	1/1/2043	188,642
122,314	Loan ID 200953	Fixed	3.750%	12/1/2042	101,717

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.0% (Continued)
$393,335	Loan ID 200954	Fixed	3.625%	1/1/2043	$385,545
344,725	Loan ID 200955	Fixed	3.250%	5/1/2043	326,721
267,829	Loan ID 200956	Fixed	5.000%	8/1/2051	252,014
173,553	Loan ID 200957	Fixed	3.875%	6/1/2043	173,876
99,924	Loan ID 200958	Fixed	3.875%	6/1/2043	98,892
434,322	Loan ID 200959	Fixed	4.000%	11/1/2042	439,667
390,027	Loan ID 200960	Fixed	3.500%	1/1/2043	377,367
185,144	Loan ID 200961	Fixed	4.750%	6/1/2043	190,835
216,271	Loan ID 200962	Fixed	4.250%	10/1/2044	187,411
121,919	Loan ID 200963	Fixed	4.750%	9/1/2044	107,088
366,664	Loan ID 200964	Fixed	3.750%	7/1/2043	364,316
212,833	Loan ID 200965	Fixed	4.125%	11/1/2044	175,034
150,872	Loan ID 200966	Fixed	4.875%	7/1/2044	134,550
97,970	Loan ID 200968	Fixed	4.250%	11/1/2044	72,834
373,807	Loan ID 200969	Fixed	4.875%	8/1/2043	391,947
137,215	Loan ID 200972	Fixed	4.750%	2/1/2044	143,027
158,802	Loan ID 200974	Fixed	4.250%	10/1/2044	137,118
58,925	Loan ID 200975	Fixed	4.750%	12/1/2044	60,151
206,612	Loan ID 200976	Fixed	4.500%	12/1/2044	206,481
361,997	Loan ID 200977	Fixed	4.875%	9/1/2044	378,756
124,619	Loan ID 200978	Fixed	4.625%	11/1/2044	121,737
183,333	Loan ID 200980	Fixed	4.250%	11/1/2044	181,616
318,451	Loan ID 200981	Fixed	4.625%	11/1/2044	288,997
147,309	Loan ID 200982	Fixed	4.375%	11/1/2044	108,044
224,778	Loan ID 200983	Fixed	4.375%	8/1/2044	196,617
157,817	Loan ID 200984	Fixed	5.000%	10/1/2043	165,708
267,647	Loan ID 200985	Fixed	4.250%	12/1/2044	215,629
158,863	Loan ID 200986	Fixed	4.250%	12/1/2044	162,884
117,782	Loan ID 200987	Fixed	4.625%	10/1/2044	119,284
229,445	Loan ID 200989	Fixed	3.750%	6/1/2029	226,167
294,758	Loan ID 200992	Fixed	4.125%	5/1/2043	299,899
174,956	Loan ID 200993	Fixed	2.004%	7/15/2049	152,090
206,563	Loan ID 200994	Fixed	4.125%	5/1/2053	185,337
201,402	Loan ID 200995	Fixed	2.750%	5/1/2047	155,989
58,478	Loan ID 200996	Fixed	2.500%	8/1/2048	39,374
101,256	Loan ID 200997	Fixed	2.000%	3/1/2051	69,538
373,918	Loan ID 200998	Fixed	3.250%	12/1/2050	269,116
100,185	Loan ID 200999	Fixed	4.250%	4/1/2044	100,902
76,264	Loan ID 201000	Fixed	5.125%	2/1/2039	80,077
107,698	Loan ID 201001	Fixed	7.413%	9/1/2037	86,594
36,442	Loan ID 201002 **	Fixed	0.000%	10/1/2024	37,307
37,130	Loan ID 201003 **	Fixed	0.000%	12/1/2024	38,081
135,527	Loan ID 201005	Fixed	4.750%	7/1/2041	142,303
44,898	Loan ID 201006	Fixed	6.875%	3/1/2038	47,143

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.0% (Continued)
$83,521	Loan ID 201007	Fixed	7.125%	4/1/2037	$87,697
79,751	Loan ID 201008	Fixed	7.125%	10/1/2038	83,738
76,213	Loan ID 201009 **	Fixed	0.000%	4/1/2033	78,287
83,585	Loan ID 201010	Fixed	5.500%	4/1/2039	80,349
49,583	Loan ID 201011 **	Fixed	0.000%	2/1/2023	50,877
47,754	Loan ID 201012	Fixed	7.500%	12/1/2038	50,142
58,040	Loan ID 201013	Fixed	7.500%	12/1/2038	60,544
99,141	Loan ID 201014 **	Fixed	0.000%	2/1/2033	88,757
20,080	Loan ID 201015 **	Fixed	0.000%	3/29/2021	20,635
110,975	Loan ID 201016	Fixed	6.500%	2/1/2036	103,388
29,208	Loan ID 201017 **	Fixed	0.000%	4/1/2032	26,181
318,981	Loan ID 201018	Fixed	6.750%	6/1/2037	325,152
103,471	Loan ID 201019	ARM	2.875%	2/1/2037	87,978
103,595	Loan ID 201020 **	Fixed	0.000%	10/1/2034	106,091
106,609	Loan ID 201021	Fixed	6.870%	8/1/2047	111,939
83,772	Loan ID 201022	ARM	2.625%	5/1/2037	68,798
148,410	Loan ID 201023	Fixed	6.450%	2/1/2036	150,152
101,421	Loan ID 201024	Fixed	9.000%	3/1/2037	104,112
192,663	Loan ID 201025	ARM	2.875%	1/1/2042	146,598
82,378	Loan ID 201026	Fixed	7.750%	12/1/2035	86,496
108,187	Loan ID 201027	Fixed	9.538%	3/1/2037	113,596
174,154	Loan ID 201028	Fixed	4.625%	4/1/2044	180,383
106,978	Loan ID 201030	Fixed	5.000%	7/1/2042	103,270
196,700	Loan ID 201031	Fixed	4.375%	12/1/2044	199,331
146,308	Loan ID 201032	Fixed	4.500%	11/1/2044	97,320
295,827	Loan ID 201033	Fixed	4.125%	12/1/2044	265,175
106,325	Loan ID 201035	Fixed	4.375%	9/1/2044	47,745
101,255	Loan ID 201036	Fixed	4.375%	12/1/2044	84,680
70,863	Loan ID 201037	Fixed	8.250%	7/1/2039	74,406
114,188	Loan ID 201038	Fixed	8.250%	5/1/2039	58,533
462,886	Loan ID 201039	ARM	4.500%	10/1/2045	178,895
284,972	Loan ID 201040	Fixed	2.000%	11/1/2045	205,322
93,103	Loan ID 201041	Fixed	3.750%	11/1/2052	72,258
121,013	Loan ID 201043	Fixed	4.000%	4/1/2039	115,574
190,814	Loan ID 201044	Fixed	4.870%	3/29/2037	127,666
115,243	Loan ID 201045	Fixed	2.000%	7/1/2037	87,391
271,745	Loan ID 201046	Fixed	2.000%	4/1/2053	119,926
111,555	Loan ID 201047	Fixed	2.000%	4/1/2053	74,293
177,962	Loan ID 201048	Fixed	2.000%	4/1/2052	120,973
495,731	Loan ID 201049	Fixed	2.000%	4/1/2052	312,640
657,874	Loan ID 201050	Fixed	2.000%	8/1/2053	372,455
277,984	Loan ID 201051	Fixed	3.174%	9/1/2053	214,623
132,135	Loan ID 201052	Fixed	2.000%	4/1/2053	57,629
66,950	Loan ID 201053	Fixed	3.860%	7/1/2053	52,924

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 94.0% (Continued)
$219,813	Loan ID 201054	Fixed	2.400%	5/17/2050	$158,854
611,453	Loan ID 201056	Fixed	2.000%	7/1/2054	482,470
173,882	Loan ID 201057	Fixed	2.000%	1/1/2050	149,344
143,463	Loan ID 201058	Fixed	2.500%	8/1/2037	86,047
138,543	Loan ID 201059	Fixed	2.000%	4/1/2053	119,097
120,629	Loan ID 201060	ARM	2.625%	7/1/2035	77,493
88,837	Loan ID 201061	Fixed	3.000%	3/1/2050	57,213
123,412	Loan ID 201062	Fixed	3.100%	4/1/2047	99,381
128,499	Loan ID 201063	Fixed	4.000%	9/1/2047	103,056
52,067	Loan ID 201064	Fixed	2.000%	12/1/2052	37,856
219,917	Loan ID 201065	Fixed	3.000%	7/1/2037	156,479
237,546	Loan ID 201066	Fixed	4.250%	12/1/2046	244,400
449,979	Loan ID 201067	Fixed	4.750%	1/1/2044	405,686
307,379	Loan ID 201068	Fixed	5.250%	5/1/2044	322,748
72,470	Loan ID 201069	Fixed	4.625%	12/1/2044	63,971
637,351	Loan ID 201070	Fixed	4.250%	2/1/2045	644,758
185,150	Loan ID 201071	Fixed	4.625%	11/1/2044	160,127
126,597	Loan ID 201072	Fixed	3.500%	3/1/2028	92,929
56,015	Loan ID 201073	Fixed	3.125%	4/1/2023	52,199
99,033	Loan ID 201075	Fixed	4.375%	10/1/2044	97,451
131,685	Loan ID 201076	Fixed	3.500%	12/1/2042	125,282
140,138	Loan ID 201077	Fixed	3.625%	7/1/2044	116,357
110,346	Loan ID 201078	Fixed	3.990%	7/1/2042	111,592
273,241	Loan ID 201081	ARM	3.000%	10/1/2044	236,584
127,661	Loan ID 201082	Fixed	3.875%	12/1/2044	104,492
374,712	Loan ID 201083	Fixed	5.375%	2/1/2044	238,753
234,289	Loan ID 201084	Fixed	5.000%	8/1/2038	225,138
151,731	Loan ID 201086	Fixed	4.625%	11/1/2044	137,102
279,938	Loan ID 201089	Fixed	4.000%	8/1/2044	207,570
260,485	Loan ID 201090	Fixed	3.625%	11/1/2044	250,177
164,769	Loan ID 201091	Fixed	4.125%	1/1/2045	135,413
231,195	Loan ID 201092	Fixed	5.250%	9/1/2043	231,195
143,186	Loan ID 201093	Fixed	4.125%	9/1/2043	67,695
156,685	Loan ID 201094	Fixed	4.550%	3/1/2044	136,499
242,855	Loan ID 201095	Fixed	3.875%	8/1/2044	205,382
243,748	Loan ID 201097	Fixed	3.990%	1/1/2045	198,604
156,697	Loan ID 201099	Fixed	2.875%	3/1/2030	136,004
102,809	Loan ID 201100	Fixed	4.125%	7/1/2043	104,804
361,016	Loan ID 201101	Fixed	4.625%	3/1/2045	279,942
161,344	Loan ID 201103	ARM	2.875%	5/1/2044	136,209
164,867	Loan ID 201104	Fixed	4.375%	4/1/2045	140,904
303,991	Loan ID 201105	Fixed	4.250%	11/1/2044	300,669
83,542	Loan ID 201107	Fixed	5.150%	2/1/2036	79,682

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 94.0%
$155,391	Loan ID 201108	Fixed	4.750%	2/1/2054	$76,837
555,570	Loan ID 201110	ARM	3.375%	4/1/2037	402,010
163,544	Loan ID 201111	Fixed	3.000%	4/1/2050	66,671
259,177	Loan ID 201112	Fixed	3.750%	8/1/2037	204,649
79,549	Loan ID 201113	Fixed	5.750%	12/1/2052	83,527
111,174	Loan ID 201114	Fixed	8.087%	5/1/2054	96,393
519,248	Loan ID 201115	Fixed	4.000%	2/1/2051	456,784
82,756	Loan ID 201116	Fixed	4.250%	10/1/2052	42,370
132,410	Loan ID 201117	Fixed	4.500%	11/1/2037	84,145
218,643	Loan ID 201118	Fixed	2.000%	11/1/2054	134,526
134,739	Loan ID 201119	Fixed	4.000%	5/1/2034	132,673
55,442	Loan ID 201120	Fixed	4.500%	4/1/2037	40,014
96,199	Loan ID 201121	Fixed	2.000%	11/1/2048	60,433
87,483	Loan ID 201122	Fixed	4.750%	11/1/2048	75,179
177,471	Loan ID 201123	Fixed	2.000%	7/1/2054	39,780
257,369	Loan ID 201124	Fixed	4.000%	4/1/2040	220,177
435,352	Loan ID 201126	Fixed	6.500%	4/1/2049	274,955
85,264	Loan ID 201127	ARM	2.625%	4/1/2037	26,526
282,381	Loan ID 201128	Fixed	2.000%	10/1/2036	122,443
161,962	Loan ID 201129	Fixed	4.875%	6/1/2051	139,026
125,681	Loan ID 201130	Fixed	4.850%	2/1/2038	131,691
117,838	Loan ID 201131	Fixed	5.353%	5/1/2053	42,270
173,676	Loan ID 201132	Fixed	2.000%	7/1/2037	109,153
155,707	Loan ID 201133	Fixed	2.000%	6/1/2051	108,779
202,738	Loan ID 201134	Fixed	2.000%	10/1/2053	128,822
543,662	Loan ID 201135	Fixed	2.000%	6/1/2051	252,489
533,844	Loan ID 201136	Fixed	2.000%	2/1/2036	456,423
318,546	Loan ID 201137	Fixed	2.000%	12/1/2052	201,556
61,175	Loan ID 201138	Fixed	4.250%	3/1/2034	63,037
166,818	Loan ID 201139	Fixed	2.000%	11/1/2053	77,229
162,783	Loan ID 201140	Fixed	4.870%	1/1/2038	139,669
145,756	Loan ID 201141	Fixed	2.000%	5/1/2052	105,340
455,023	Loan ID 201142	Fixed	2.000%	9/1/2035	339,317
93,028	Loan ID 201143	Fixed	2.000%	11/1/2037	42,164
104,897	Loan ID 201144	Fixed	2.000%	9/1/2045	90,069
232,445	Loan ID 201145	Fixed	4.000%	4/1/2051	180,459
134,528	Loan ID 201146	Fixed	4.875%	8/1/2054	115,522
111,772	Loan ID 201147	Fixed	2.000%	11/1/2051	79,327
99,826	Loan ID 201148	Fixed	3.950%	10/1/2042	101,368
281,192	Loan ID 201149	Fixed	5.719%	6/1/2051	202,754
126,020	Loan ID 201150	Fixed	2.000%	7/1/2037	90,435
428,138	Loan ID 201151	Fixed	5.000%	5/1/2049	449,545
485,646	Loan ID 201152	Fixed	2.000%	8/1/2050	388,769
252,733	Loan ID 201153	Fixed	3.000%	6/1/2050	172,690

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 94.0%
$64,148	Loan ID 201154	ARM	4.500%	11/1/2041	$66,809
97,775	Loan ID 201155	Fixed	2.000%	11/1/2053	82,579
65,625	Loan ID 201156	Fixed	3.000%	4/1/2050	44,030
294,613	Loan ID 201157	Fixed	4.000%	3/1/2055	299,159
300,559	Loan ID 201158	Fixed	2.000%	8/1/2052	242,879
72,385	Loan ID 201159	Fixed	2.000%	6/1/2039	29,712
205,766	Loan ID 201160	Fixed	3.000%	10/1/2049	111,202
300,619	Loan ID 201161	Fixed	2.000%	6/1/2054	151,912
145,829	Loan ID 201162	Fixed	2.125%	12/1/2052	92,615
387,290	Loan ID 201163	Fixed	3.000%	12/1/2049	182,356
168,233	Loan ID 201164	Fixed	3.000%	11/1/2051	137,107
117,407	Loan ID 201165	Fixed	4.750%	1/1/2044	122,434
121,685	Loan ID 201166	Fixed	2.000%	12/1/2054	93,916
443,296	Loan ID 201168	Fixed	2.000%	4/1/2052	303,336
112,974	Loan ID 201169	Fixed	5.934%	9/1/2037	111,669
69,585	Loan ID 201170	Fixed	3.365%	7/1/2037	53,925
70,639	Loan ID 201171	Fixed	2.000%	5/1/2051	48,562
105,993	Loan ID 201172	Fixed	3.000%	6/1/2050	77,504
111,036	Loan ID 201173	Fixed	2.000%	11/1/2047	54,074
150,550	Loan ID 201174	Fixed	4.750%	1/1/2053	139,683
65,865	Loan ID 201175	Fixed	3.000%	9/1/2044	56,520
136,893	Loan ID 201176	Fixed	4.250%	8/1/2053	124,006
273,968	Loan ID 201177	Fixed	2.000%	7/1/2046	212,332
312,608	Loan ID 201178	Fixed	3.193%	6/1/2051	121,450
304,983	Loan ID 201179	Fixed	2.000%	5/1/2051	145,967
424,042	Loan ID 201180	Fixed	2.000%	6/1/2053	395,205
329,341	Loan ID 201181	Fixed	4.500%	4/1/2034	231,431
52,668	Loan ID 201182	Fixed	3.290%	3/1/2034	39,473
137,518	Loan ID 201183	Fixed	2.375%	10/1/2052	100,142
64,835	Loan ID 201184	Fixed	4.000%	6/1/2049	66,014
266,179	Loan ID 201185	Fixed	5.760%	10/1/2053	236,346
83,851	Loan ID 201187	Fixed	2.000%	11/1/2048	43,632
634,420	Loan ID 201188	Fixed	2.000%	8/1/2052	433,494
106,509	Loan ID 201189	Fixed	4.500%	12/1/2051	110,980
162,657	Loan ID 201190	Fixed	4.250%	6/1/2051	167,599
213,692	Loan ID 201191	Fixed	3.000%	2/1/2037	153,851
119,704	Loan ID 201192	Fixed	2.000%	2/1/2051	85,615
235,332	Loan ID 201193	Fixed	2.000%	5/1/2051	127,237
334,269	Loan ID 201194	Fixed	2.000%	6/1/2054	238,201
150,662	Loan ID 201195	Fixed	3.500%	5/1/2036	124,327
650,761	Loan ID 201196	Fixed	2.000%	11/1/2036	359,354
182,303	Loan ID 201197	Fixed	5.125%	8/1/2037	159,715
51,525	Loan ID 201198	Fixed	4.125%	9/1/2053	52,845
344,720	Loan ID 201199	Fixed	3.000%	11/1/2046	274,611

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 94.0%
$298,158	Loan ID 201200	Fixed	4.500%	3/1/2044	$270,807
298,662	Loan ID 201201	Fixed	4.500%	8/1/2044	305,478
197,247	Loan ID 201202	Fixed	3.750%	8/1/2044	157,927
129,423	Loan ID 201203	Fixed	3.875%	12/1/2044	97,033
466,744	Loan ID 201204	Fixed	3.750%	4/1/2045	457,468
154,445	Loan ID 201205	Fixed	4.625%	1/1/2045	135,679
134,411	Loan ID 201206	Fixed	3.990%	4/1/2045	134,132
429,723	Loan ID 201207	Fixed	4.625%	8/1/2051	383,093
118,668	Loan ID 201208	Fixed	4.625%	4/1/2045	121,499
184,992	Loan ID 201209	Fixed	4.250%	4/1/2045	157,898
179,134	Loan ID 201210	Fixed	3.500%	12/1/2042	150,162
134,251	Loan ID 201211	Fixed	4.125%	7/1/2044	115,109
370,835	Loan ID 201212	Fixed	4.625%	3/1/2045	240,180
208,090	Loan ID 201213	Fixed	4.875%	8/1/2044	161,190
570,348	Loan ID 201214	ARM	2.875%	9/1/2043	487,612
143,354	Loan ID 201215	Fixed	3.250%	3/1/2043	114,222
277,320	Loan ID 201216	Fixed	3.500%	2/1/2043	218,085
105,501	Loan ID 201217	Fixed	3.875%	5/1/2045	84,367
130,755	Loan ID 201218	Fixed	4.125%	1/1/2045	106,894
71,562	Loan ID 201219	Fixed	4.000%	7/1/2044	53,437
299,873	Loan ID 201220	Fixed	4.125%	8/1/2045	241,187
69,737	Loan ID 201221	Fixed	3.250%	5/1/2043	73,224
49,463	Loan ID 201222	Fixed	5.125%	1/1/2045	47,540
243,041	Loan ID 201223	Fixed	3.875%	4/1/2030	246,486
257,292	Loan ID 201224	Fixed	4.625%	9/1/2044	267,170
173,040	Loan ID 201225	Fixed	4.750%	9/1/2044	111,925
62,990	Loan ID 201226	Fixed	5.000%	3/1/2045	64,544
181,673	Loan ID 201227	Fixed	5.125%	3/1/2045	186,183
67,397	Loan ID 201228	Fixed	4.625%	3/1/2045	67,577
115,015	Loan ID 201229	Fixed	3.250%	7/1/2024	109,102
208,604	Loan ID 201230	Fixed	3.875%	3/1/2045	194,974
212,863	Loan ID 201231	Fixed	4.250%	8/1/2045	180,780
128,318	Loan ID 201232	Fixed	4.500%	1/1/2045	114,510
265,922	Loan ID 201233	Fixed	4.500%	12/1/2044	228,585
207,075	Loan ID 201234	Fixed	5.000%	10/1/2045	172,920
95,273	Loan ID 201235	Fixed	3.750%	7/1/2045	86,511
69,960	Loan ID 201236	Fixed	5.250%	2/1/2044	72,903
243,166	Loan ID 201237	Fixed	3.750%	5/1/2045	241,770
207,429	Loan ID 201238	Fixed	5.125%	12/1/2044	214,717
194,997	Loan ID 201239	Fixed	4.500%	3/1/2045	204,747
163,470	Loan ID 201240	Fixed	4.250%	10/1/2045	160,951
305,712	Loan ID 201241	Fixed	4.375%	7/1/2045	290,860
	TOTAL MORTGAGE NOTES (Cost - $147,114,312)*				152,609,857

	OTHER INVESTMENTS* (Cost - $895,000)(a) - 0.5%				901,878

	TOTAL INVESTMENTS (Cost - $148,009,312)(a) - 94.5%				$153,511,735
	CASH AND OTHER ASSETS LESS LIABILITIES - 5.5%				8,777,866
	NET ASSETS - 100.0%				$162,289,601

ARM - Adjustable Rate Mortgage

*	Illiquid Securities, priced by fair value method approved by Board

**	Non-income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same as there are no book to tax differences.

Unrealized appreciation:	$18,743,832
Unrealized depreciation:	(13,350,802)
Net unrealized appreciation:	$5,393,030

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation

Mortgage Notes – On October 13, 2015, the Fund began using an independent third-party pricing service, approved by the Fund’s Board of Trustees (“the Board”), to value its Mortgage Notes on a daily basis. The Fund had previously used the prior advisor’s proprietary model. The Fund’s NAV increased $0.76 per share upon conversion to the new pricing service on October 13, 2015. The revaluing of certain Mortgage Notes decreased the original October 13, 2015 value $0.42 cents per share (see Note 3 in the Fund’s Form N-CSR for the period ended September 30, 2016 filed with the Securities and Exchange Commission on March 22, 2017 for more details). The third-party pricing servicer uses a cash flow forecast and valuation model that focuses on forecasting the frequency, timing and severity of mortgage loss behavior. The model incorporates numerous observable loan-level factors such as unpaid principal balance, remaining term of the loan and coupon rate as well as macroeconomic data including yield curves, spreads to the Treasury curves and home price indexes. The model includes a number of unobservable factors and assumptions (such as voluntary and involuntary prepayment speeds, delinquency rates, foreclosure timing, and others) to determine a fair value. While the model requires a minimum set of data to develop a reasonable fair value, the model is capable of accepting additional data elements. The model makes certain assumptions unless a specific data element is included, in which case it uses the additional data. Not all assumptions have equal weighting in the model. Using assumptions in this manner is a part of the Fund’s valuation policy and procedures and provides consistency in the application of valuation assumptions. The third-party pricing servicer also benchmarks their pricing model against observable pricing levels being quoted by a range of market participants active in the purchase and sale of residential mortgage loans. The combination of loan level criteria and daily market adjustments produces a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund invests primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the borrowers.

The Fund’s investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

The valuation inputs and subsequent outputs are reviewed and maintained on a daily basis. Any calibrations or adjustments to the model that may be necessary are done on an as needed basis to facilitate fair pricing. Financial markets are monitored daily relative to the interest rate environment. If other available market data indicates that the pricing data from the third-party service is materially inaccurate, or pricing data is unavailable, the Fund undertakes a review of other available prices and takes additional steps to determine fair value. In all cases, the Fund validates its understanding of methodology and assumptions underlying the fair value used.

The Fund follows guidance in ASC 820, Fair Value Measurement, where fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the market participants at the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Notwithstanding, the actual sale price of a Mortgage Note will likely be different than its fair value determined under ASC 820. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. ASC 820 classifies the inputs used to measure these fair values into the following hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical and/or similar assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Other significant observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of December 31, 2015 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$—	$—	$152,609,857	$152,609,857
Other Investments	—	—	901,878	$901,878
Total	$—	$—	$153,511,735	$153,511,735

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Other Investments	Total
Beginning Balance - 10/1/15	$148,189,668	$487,243	$148,676,911
Net realized gain (loss)	381,861	—	381,861
Change in unrealized appreciation (depreciation)*	3,473,094	(25,491)	3,447,603
Cost of purchases	3,273,976	—	3,273,976
Proceeds from sales and principal paydowns	(2,612,887)	—	(2,612,887)
Amortization	343,198	1,073	344,271
Net Transfers in/out of Level 3	(439,053)	439,053	—
Ending balance - 12/31/15	$152,609,857	$901,878	$153,511,735

*	includes change in unrealized appreciation (depreciation) attributable to Level 3 investment still held at December 31, 2015 of $4,890,763.

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2015. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

					Weighted
				Range of	Average of
			Unobservable	Unobservable	Unobservable
	Value	Valuation Technique	Inputs	Inputs	Inputs
		Comprehensive
		pricing model with
		emphasis on
		discounted cash
Mortgage Notes	$152,609,857	flows	Deliquency	0-2,830 days	36 days
			Loan-to-Value	3-606%	94.0%
Other Investments	901,878	Market comparable	Sales prices	$23-$150 sq/ft	$111 sq/ft
Closing Balance	$153,511,735

A change to the unobservable input may result in a significant change to the value of the investment as follows:

	Impact to Value if	Impact to Value if Input
Unobservable Input	Input Increases	Decreases
Delinquency	Decrease	Increase
Loan-to-Value	Decrease	Increase

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

*/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 5/26/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 5/26/17

By (Signature and Title)

*/s/ S. Jason Hall

S. Jason Hall, Treasurer/Principal Financial Officer

Date 5/26/17